May 27, 2011

Deborah O’Neal-Johnson, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          T. Rowe Price Floating Rate Fund, Inc.(“Registrant”)
consisting of the following series:

                                T. Rowe Price Floating Rate Fund–Advisor Class
                File Nos.: 811-22557

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, we are hereby filing the Initial Registration Statement of the above-referenced investment company, including the registration of an indefinite number of shares of capital stock.

This filing is submitted for the purpose of registering a new mutual fund and a new class of that fund to be called T. Rowe Price Floating Rate Fund, Inc. and T. Rowe Price Floating Rate Fund–Advisor Class, respectively.

The filing contains two prospectuses. The first prospectus is for the T. Rowe Price Floating Rate Fund. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the T. Rowe Price Floating Rate Fund–Advisor Class. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price advisor class mutual funds.

Section 1 and 3 of both prospectuses are substantially similar to the prospectus of an existing T. Rowe Price mutual fund called T. Rowe Price Institutional Floating Rate Fund (333-84634/811-21055).

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new fund and class. All of these changes have been blacklined.

We are seeking an effective date of July 26, 2011.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole